Commitments and Contingencies (Schedule of Operating Commitments) (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Bandwidth leasing [Member]
Operating Commitments [Line Items]
2019	$ 2,303
2020	72
2021 and thereafter	0
Total minimum payments required	2,375
Fees for office rental and property management [Member]
Operating Commitments [Line Items]
2019	2,088
2020	774
2021 and thereafter	0
Total minimum payments required	2,862
Fees for operating rights of licensed games in development [Member]
Operating Commitments [Line Items]
2019	585
2020	0
2021 and thereafter	0
Total minimum payments required	585
Interest payment commitment [Member]
Operating Commitments [Line Items]
2019	8,419
2020	8,419
2021 and thereafter	7,062
Total minimum payments required	23,900
Others [Member]
Operating Commitments [Line Items]
2019	240
2020	0
2021 and thereafter	0
Total minimum payments required	$ 240